Other Expenses and Adjustments	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Other Expenses and Adjustments
Other Expenses and Adjustments

We present our expenses based on the function of each expense and therefore include realized foreign exchange gains and losses, unrealized non-cash foreign exchange gains and losses and non-cash stock based compensation associated with research and development activity as a component of research and development expenses and amortization of property and equipment and stock based compensation associated with operating activities as a component of operating expenses.

	2017 $	2016 $	2015 $
Included in research and development expenses:
Realized foreign exchange (gain) loss	(120,794)	104,851	238,709
Unrealized non-cash foreign exchange loss (gain)	55,538	67,109	(816,319)
Non-cash share based compensation	230,141	233,919	257,016

Included in operating expenses
Amortization of property and equipment	90,768	162,233	180,411
Non-cash share based compensation	348,562	172,159	172,521
Office minimum lease payments	231,509	148,600	196,601